Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 5- Commitments and contingencies

Leases

In February 2017, we entered into an amendment to our current lease for a new space in our current building from March 2017 through February 2022. We also entered into a six-month lease in February 2017 for our London office from March 2017 through August 2017. Rent expense incurred during the three months ended March 31, 2017 and 2016 totaled approximately $82,000 and $14,000, respectively.

The schedule below details the future financial obligations under the active leases.

	Remaining nine months 2017	2018	2019	2020	2021	2022	Total Obligation
Wayne - Corporate HQ	$87,000	$118,000	$119,000	$120,000	$122,000	$20,000	$586,000

London Office	37,000	-	-	-	-	-	37,000

Total Lease Obligations	$124,000	$118,000	$119,000	$120,000	$122,000	$20,000	$623,000

Other matters

Product Liability Insurance

For certain products, we were (and are) listed as an additional insured party under the product manufacturers’ insurance policy. We purchased our own liability insurance, which expires on April 20, 2018. We intend to renew this policy. At present, management is not aware of any claims against the Company for any products sold.

Note 3 - Commitments and contingencies

Leases

As of December 31, 2016, we had had an active lease through March 2017 related to the office space rented in Wayne, Pennsylvania. Rent expense incurred during the years ended December 31, 2016 and 2015 totaled approximately $55,000 and $56,000, respectively. We entered into an amendment to our current lease in February 2017 for a new space in our current building from March 2017 through February 2022. The schedule below details the future financial obligations under active lease through March 2017 and the amendment entered into in February 2017.

	2017	2018	2019	2020	2021	2022	TOTAL OBLIGATION
Wayne - Corporate HQ	$106,000	$118,000	$119,000	$120,000	$122,000	$20,000	$605,000

Total Lease Obligations	$106,000	$118,000	$119,000	$120,000	$122,000	$20,000	$605,000

Other matters

Product Liability Insurance

For certain products, we were (and are) listed as an additional insured party under the product manufacturer’s insurance policy. On February 20, 2007, we purchased our own liability insurance, which expires on April 20, 2017. We intend to renew this policy. At present, management is not aware of any claims against us for any products sold.